Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 9,067	$ 9,607
Marketable securities	3,296	1,308
Finance receivables, net	114,317	118,814
Net investment in operating leases	27,659	27,449
Notes and accounts receivable from affiliated companies	863	905
Derivative financial instruments	1,128	670
Disposal Group, Including Discontinued Operation, Assets	1,698	0
Other assets	3,398	3,456
Total assets	161,426	162,209
Liabilities
Customer deposits, dealer reserves, and other	1,002	1,097
Affiliated companies	421	426
Total accounts payable	1,423	1,523
Debt	140,029	140,146
Deferred income taxes	2,593	2,595
Derivative financial instruments	356	663
Disposal Group, Including Discontinued Operation, Other Liabilities	45	0
Other liabilities and deferred income	2,633	2,307
Total liabilities	147,079	147,234
Shareholder's interest
Shareholder's interest	5,227	5,227
Accumulated other comprehensive income	(785)	(829)
Retained earnings	9,905	10,577
Total shareholder’s interest	14,347	14,975
Total liabilities and shareholder's interest	161,426	162,209
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Cash and cash equivalents	3,202	2,728
Finance receivables, net	58,478	58,662
Net investment in operating leases	14,883	16,332
Derivative financial instruments	12	27
Liabilities
Debt	50,865	53,269
Derivative financial instruments	19	24
Retail Installment loans, dealer financing, and other financing [Domain]
ASSETS
Finance receivables, net	106,131	110,388
Finance leases [Domain]
ASSETS
Finance receivables, net	$ 8,186	$ 8,426